Capital Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions
The following table summarizes the major and minor property acquisitions and dispositions:

($ millions)	Saskatchewan Viking Disposition	Kaybob Duvernay Acquisition	Other minor dispositions, net
Cash	241.7	(87.0)	38.2
Consideration (paid) received	241.7	(87.0)	38.2

Exploration and evaluation	—	28.0	(10.9)
Property, plant and equipment	(252.5)	61.8	(29.1)
Goodwill	(6.8)	—	(0.8)
Decommissioning liability	40.2	(2.8)	5.9
Fair value of net assets acquired (Carrying value of net assets disposed)	(219.1)	87.0	(34.9)

Gain on capital dispositions	22.6	—	3.3

Assets Held for Sale

($ millions)	PP&E (Note 8)	Decommissioning liability (Note 14)
Assets (liabilities) held for sale	148.4	(28.4)